Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of estimated useful lives

Vehicles and transportation equipment	5 - 7 years
Office furniture and equipment	3 - 7 years
Manufacturing equipment	3 - 10 years
Warehouse equipment	3 - 10 years
QA equipment	3 - 10 years
Tooling and molds	5 - 10 years

Schedule of net loss per share

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Net loss	$(1,814,215)	$(1,279,304)	$(5,270,281)	$(6,067,193)
Weighted average common shares outstanding – basic and diluted	6,910,717	6,802,464	6,878,737	5,913,763
Basic and diluted net loss per share	$(0.26)	$(0.19)	$(0.77)	$(1.03)

	Years Ended December 31,
	2022	2021
Net loss	$(7,536,540)	$(4,720,858)
Weighted average common shares outstanding – basic and diluted	6,135,938	2,888,695
Basic and diluted net loss per share	$(1.23)	$(1.63)

Schedule of anti-dilutive share
As of:	September 30, 2023	December 31, 2022
Warrants	802,830	888,436
Stock options	1,075,000	829,500
RSUs	48,780	—
	1,926,610	1,717,936

	Years ended December 31,
	2022	2021
Stock options	829,500	30,000
Warrants	888,436	710,431
	1,717,936	740,431

Schedule of estimated useful lives

Vehicles and transportation equipment	5 - 7 years
Office furniture and equipment	3 - 7 years
Manufacturing equipment	3 - 10 years
Warehouse equipment	3 - 10 years
QA equipment	3 - 10 years
Tooling and molds	3 - 10 years